Disclosure of detailed information about shares, activity explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Beginning Balance	$ 1,763,212	$ 1,787,290
Equity issuance	195,295
Share issue costs, net of tax	(6,205)	(95)
Ending Balance	$ 2,144,255	$ 1,763,212
Share capital [Member]
Statement [Line Items]
Number of shares issued and fully paid, beginning balance	237,271,188	235,231,688
Beginning Balance	$ 1,588,319	$ 1,576,600
Equity issuance (shares)	24,000,000	2,039,500
Equity issuance	$ 195,295	$ 11,814
Share issue costs, net of tax (shares)	0	0
Share issue costs, net of tax	$ (6,205)	$ (95)
Number of shares issued and fully paid, ending balance	261,271,188	237,271,188
Ending Balance	$ 1,777,409	$ 1,588,319